UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      February 14, 2013
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:   $759,526 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               Common           022098103    88461  2815426 SH       SOLE                  2815426        0        0
Berkshire Hathaway Inc Del     Cl B New         084670702   112588  1255167 SH       SOLE                  1255167        0        0
Canadian Natural Resource Ltd  Common           136385101    82379  2861134 SH       SOLE                  2861134        0        0
Coca Cola Company              Common           191216100    70070  1932969 SH       SOLE                  1932969        0        0
Consolidated Tomoka Land Co    Common           210226106    47851  1543075 SH       SOLE                  1543075        0        0
Franklin Resources Inc         Common           354613101    92911   739145 SH       SOLE                   739145        0        0
Google Inc                     Cl A             38259P508    26486    37337 SH       SOLE                    37337        0        0
MasterCard Inc                 Cl A             57636Q104    77981   158731 SH       SOLE                   158731        0        0
McDonalds Corp                 Common           580135101    11549   130930 SH       SOLE                   130930        0        0
Norfolk Southern Corp          Common           655844108    11466   185411 SH       SOLE                   185411        0        0
Philip Morris Intl Inc         Common           718172109    76960   920134 SH       SOLE                   920134        0        0
Reynolds American Inc          Common           761713106    60824  1468114 SH       SOLE                  1468114        0        0

